Risk Management (Details) - Schedule of Risk Concentration - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Risk Concentration [Line Items]
Book value, assets	$ 596,720	$ 479,374
Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	41,323,844	40,811,886
Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	41,323,844	40,811,886
Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	34,954,120	34,765,745
Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	2,404,820	2,189,613
Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	3,964,904	3,856,528
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	576,264	623,473
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	427,626	478,676
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	81,628	74,110
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	67,010	70,687
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	612,516	646,609
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	404,013	444,600
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	114,766	94,564
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	93,737	107,445
Commercial loans | Forest | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	152,781	139,523
Commercial loans | Forest | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	122,759	108,232
Commercial loans | Forest | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	19,542	20,390
Commercial loans | Forest | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	10,480	10,901
Commercial loans | Fishing | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	400,637	313,396
Commercial loans | Fishing | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	389,857	290,978
Commercial loans | Fishing | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,904	7,763
Commercial loans | Fishing | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	3,876	14,655
Commercial loans | Mining | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	467,147	241,799
Commercial loans | Mining | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	454,735	228,565
Commercial loans | Mining | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,595	7,656
Commercial loans | Mining | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	5,817	5,578
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	11,525	3,536
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	11,040	3,146
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	208	191
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	277	199
Manufacturing Industry: | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	17,852,437	18,140,097
Manufacturing Industry: | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	15,263,380	15,617,866
Manufacturing Industry: | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,248,841	1,169,164
Manufacturing Industry: | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,340,216	1,353,067
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	341,364	341,837
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	296,297	301,193
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	19,684	25,278
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	25,383	15,366
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	79,795	77,092
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	64,297	64,068
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	9,262	7,345
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,236	5,679
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	91,787	88,188
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	83,304	78,856
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,656	6,894
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,827	2,438
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	64,584	75,732
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	51,886	61,702
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,773	4,995
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	7,925	9,035
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	132,339	112,504
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	129,701	108,011
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,223	1,306
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,415	3,187
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	396,990	354,907
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	365,864	319,322
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	17,924	21,715
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	13,202	13,870
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	247,623	233,382
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	214,957	194,742
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	21,523	19,392
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	11,143	19,248
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	805,234	926,342
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	747,969	910,813
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	5,025	5,032
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	52,240	10,497
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	248,328	216,613
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	206,906	164,118
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	28,582	23,118
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	12,840	29,377
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	562,721	549,205
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	512,234	472,579
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	29,644	48,231
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	20,843	28,395
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	1,836,710	1,689,351
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,560,877	1,420,083
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	171,345	163,872
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	104,488	105,396
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	1,552,915	1,663,719
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,367,697	1,501,379
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	105,453	87,365
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	79,765	74,975
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	799,476	712,522
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	693,354	600,729
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	55,381	54,860
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	50,741	56,933
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	532,259	474,157
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	504,811	450,555
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	10,265	7,261
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	17,183	16,341
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	644,312	579,234
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	610,158	575,666
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,135	912
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	33,019	2,656
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	2,369,220	2,623,778
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	2,010,898	2,237,404
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	153,315	154,694
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	205,007	231,680
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	4,925,910	5,453,198
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,032,140	4,602,449
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	378,008	332,220
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	515,762	518,529
Mortgage loans | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	16,367,567	16,120,315
Mortgage loans | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	17,559,769	17,073,439
Mortgage loans | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	14,762,656	14,635,723
Mortgage loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	852,181	724,531
Mortgage loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,944,932	1,713,185
Consumer loans | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	5,911,638	5,598,350
Consumer loans | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,928,084	4,512,156
Consumer loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	303,798	295,918
Consumer loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	$ 679,756	$ 790,276